GOF P9 10/20

SUPPLEMENT DATED OCTOBER 22, 2020

TO THE PROSPECTUSES DATED

JULY 1, 2020

OF

FRANKLIN ALABAMA TAX-FREE INCOME FUND

FRANKLIN ARIZONA TAX-FREE INCOME FUND

FRANKLIN COLORADO TAX-FREE INCOME FUND

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

FRANKLIN FLORIDA TAX-FREE INCOME FUND

FRANKLIN GEORGIA TAX-FREE INCOME FUND

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

FRANKLIN MARYLAND TAX-FREE INCOME FUND

FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

FRANKLIN MICHIGAN TAX-FREE INCOME FUND

FRANKLIN MINNESOTA TAX-FREE INCOME FUND

FRANKLIN MISSOURI TAX-FREE INCOME FUND

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

FRANKLIN OHIO TAX-FREE INCOME FUND

FRANKLIN OREGON TAX-FREE INCOME FUND

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

(each a series of Franklin Tax-Free Trust)

Effective November 2, 2020, the prospectus is amended as follows:

I.  For Franklin Alabama Tax-Free Income Fund and Franklin Colorado Tax-Free Income Fund the portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

John Wiley   Senior Vice President of Advisers and portfolio manager of the Fund since November 2020.

Christopher Sperry, CFA   Vice President of Advisers and portfolio manager of the Fund since November 2020.

John Bonelli   Vice President of Advisers and portfolio manager of the Fund since 2013.

Michael Conn   Vice President of Advisers and portfolio manager of the Fund since November 2020.

II.  For Franklin Arizona Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, and Franklin Pennsylvania Tax-Free Income Fund the portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

John Wiley   Senior Vice President of Advisers and portfolio manager of the Fund since November 2020.

Christopher Sperry, CFA   Vice President of Advisers and portfolio manager of the Fund since November 2020.

John Bonelli   Vice President of Advisers and portfolio manager of the Fund since November 2020.

Michael Conn   Vice President of Advisers and portfolio manager of the Fund since November 2020.

III.  The Franklin Federal Intermediate-Term Tax-Free Income Fund portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Ben Barber, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since August 2020.

Daniel Workman, CFA   Vice President of Advisers and portfolio manager of the Fund since November 2020.

Francisco Rivera   Vice President of Advisers and portfolio manager of the Fund since November 2020.

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

IV. The Franklin Federal Limited-Term Tax-Free Income Fund portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Ben Barber, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since August 2020.

Daniel Workman, CFA   Vice President of Advisers and portfolio manager of the Fund since November 2020.

Francisco Rivera   Vice President of Advisers and portfolio manager of the Fund since November 2020.

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2003).

V.      The Franklin High Yield Tax-Free Income Fund portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Ben Barber, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since August 2020.

Daniel Workman, CFA   Vice President of Advisers and portfolio manager of the Fund since 2009.

Francisco Rivera   Vice President of Advisers and portfolio manager of the Fund since 2004.

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since November 2020.

VI.   For Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund the portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

John Wiley   Senior Vice President of Advisers and portfolio manager of the Fund since November 2020.

Christopher Sperry, CFA   Vice President of Advisers and portfolio manager of the Fund since November 2020.

John Bonelli   Vice President of Advisers and portfolio manager of the Fund since November 2020.

Michael Conn   Vice President of Advisers and portfolio manager of the Fund since 2010.

VII.    The Franklin Oregon Tax-Free Income Fund portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

John Wiley   Senior Vice President of Advisers and portfolio manager of the Fund since 1991.

Christopher Sperry, CFA   Vice President of Advisers and portfolio manager of the Fund since 2000.

John Bonelli   Vice President of Advisers and portfolio manager of the Fund since November 2020.

Michael Conn   Vice President of Advisers and portfolio manager of the Fund since November 2020.

VIII.        The portfolio management team under the “FUND DETAILS – Management” section of the prospectus is revised as follows:

Management

Franklin Alabama Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Arizona Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Colorado Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Connecticut Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Federal Intermediate-Term Tax-Free Income Fund

Ben Barber  Portfolio Manager

Daniel Workman  Portfolio Manager

Francisco Rivera  Portfolio Manager

James Conn  Portfolio Manager

Franklin Federal Limited-Term Tax-Free Income Fund

Ben Barber  Portfolio Manager

Daniel Workman  Portfolio Manager

Francisco Rivera  Portfolio Manager

James Conn  Portfolio Manager

Franklin Florida Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin High Yield Tax-Free Income Fund

Ben Barber  Portfolio Manager

Daniel Workman  Portfolio Manager

Francisco Rivera  Portfolio Manager

James Conn  Portfolio Manager

Franklin Georgia Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Kentucky Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Louisiana Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Maryland Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Massachusetts Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Michigan Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Minnesota Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Missouri Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin New Jersey Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin North Carolina Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Ohio Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Oregon Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Pennsylvania Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

Franklin Virginia Tax-Free Income Fund

John Wiley  Portfolio Manager

Christopher Sperry  Portfolio Manager

John Bonelli  Portfolio Manager

Michael Conn  Portfolio Manager

The portfolio managers of the Funds are jointly and primarily responsible for the day-to-day management of the Funds’ portfolio. They have equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Ben Barber, CFA  Senior Vice President of Advisers

Mr. Barber has been a portfolio manager of the Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund and Franklin High Yield Tax-Free Income Fund since August 2020. He is the Director of Franklin’s Municipal Bond Department. Prior to joining Franklin Templeton, he was co-head of municipal bonds at Goldman Sachs Asset Management. He first joined Franklin Templeton in 1991 and rejoined again in April 2020.

John Bonelli  Vice President of Advisers

Mr. Bonelli has been a portfolio manager of the Franklin Alabama Tax-Free Income Fund and Franklin Colorado Tax-Free Income Fund since 2013 and Franklin Arizona Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund since November 2020. He joined Franklin Templeton in 2010.

James Conn, CFA  Senior Vice President of Advisers

Mr. Conn has been a portfolio manager of the Franklin Federal Limited-Term Tax-Free Income Fund since 2003, Franklin Federal Intermediate-Term Tax-Free Income Fund since 1999 and Franklin High Yield Tax-Free Income Fund since November 2020. He joined Franklin Templeton in 1996.

Michael Conn  Vice President of Advisers

Mr. Conn has been a portfolio manager of the Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund since 2010 and Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund since November 2020. He joined Franklin Templeton in 2006.

Francisco Rivera  Vice President of Advisers

Mr. Rivera has been a portfolio manager of the Franklin High Yield Tax-Free Income Fund since 2004 and Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income Fund since November 2020. He joined Franklin Templeton in 1994.

Christopher Sperry, CFA  Vice President of Advisers

Mr. Sperry has been a portfolio manager of the Franklin Oregon Tax-Free Income Fund since 2000 and Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund since November 2020. He joined Franklin Templeton in 1996.

John Wiley  Senior Vice President of Advisers

Mr. Wiley has been a portfolio manager of the Franklin Oregon Tax-Free Income Fund since 1991 and Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund since November 2020. He joined Franklin Templeton in 1989.

Daniel Workman, CFA  Vice President of Advisers

Mr. Workman has been a portfolio manager of the Franklin High Yield Tax-Free Income Fund since 2009 and Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income Fund since November 2020. He joined Franklin Templeton in 2003.

CFA ® and Chartered Financial Analyst ® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.

4